DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND  TWO WORLD TRADE CENTER, NEW YORK,
                                             NEW YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997

DEAR SHAREHOLDER:

We are pleased to present the annual report on the operations of Dean Witter California Tax-Free Income Fund for the year ended December 31, 1997.

As 1997 drew to a close the securities markets were dominated by the Asian financial crisis and its potential impact on the U.S. economy. Foreign currency turmoil strengthened the value of the U.S. dollar and created a "flight to quality" demand for Treasuries. Long-term interest rates fell to yields last seen more than 20 years ago. Domestic employment conditions improved throughout the year and the unemployment rate reached its lowest level since 1973. Inflation remained in check despite the economy's strength. The bond market rally was also aided by prospects of the first federal budget surplus in more than two decades.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  BOND YIELDS 1994-1997
                               30-Year
                               Insured       30-Year U.S.     Insured Municipal Revenue
                                               Treasury
                              Municipal         Yields               Yields on a
                                                             Percentage of U.S. Treasury
                            Revenue Yields                             Yields
12/31/93                             5.40%           6.34%                         85.17%
1/31/94                              5.40%           6.24%                         86.54%
2/28/94                              5.80%           6.66%                         87.09%
3/31/94                              6.40%           7.09%                         90.27%
4/29/94                              6.35%           7.32%                         86.75%
5/31/94                              6.25%           7.43%                         84.12%
6/30/94                              6.50%           7.61%                         85.41%
7/29/94                              6.25%           7.39%                         84.57%
6/31/94                              6.30%           7.45%                         84.56%
9/30/94                              6.55%           7.81%                         83.87%
10/31/94                             6.75%           7.96%                         84.80%
11/30/94                             7.00%           8.00%                         87.50%
12/30/94                             6.75%           7.88%                         85.66%
1/31/95                              6.40%           7.70%                         83.12%
2/28/95                              6.15%           7.44%                         82.66%
3/31/95                              6.15%           7.43%                         82.77%
4/28/95                              6.20%           7.34%                         84.47%
5/31/95                              5.80%           6.66%                         87.09%
6/30/95                              6.10%           6.62%                         92.15%
7/31/95                              6.10%           6.86%                         88.92%
8/31/95                              6.00%           6.86%                         90.09%
9/29/95                              5.95%           6.48%                         91.82%
10/31/95                             5.75%           6.33%                         90.84%
11/30/95                             5.00%           6.14%                         89.58%
12/29/95                             5.35%           5.94%                         90.07%
1/31/96                              5.40%           6.03%                         89.55%
2/29/96                              5.60%           6.46%                         88.69%
3/29/96                              5.85%           6.66%                         87.84%
4/30/96                              5.95%           6.89%                         86.36%
5/31/96                              6.05%           6.99%                         86.55%
6/28/96                              5.90%           6.89%                         85.63%
7/31/96                              5.85%           6.97%                         83.93%
8/30/96                              5.90%           7.11%                         82.98%
9/30/96                              5.70%           6.93%                         82.25%
10/31/96                             5.65%           6.64%                         85.09%
11/29/96                             5.60%           6.35%                         86.61%
12/31/96                             5.60%           6.63%                         84.46%
1/31/97                              5.70%           6.79%                         83.95%
2/28/97                              5.65%           6.80%                         83.09%
3/31/97                              5.90%           7.10%                         83.10%
4/30/97                              5.75%           6.94%                         82.85%
5/30/97                              5.65%           6.91%                         81.77%
6/30/97                              5.60%           6.78%                         82.60%
7/30/97                              5.30%           6.30%                         84.00%
8/31/97                              5.50%           6.61%                         83.00%
9/30/97                              5.40%           6.40%                         84.40%
10/31/97                             5.35%           6.15%                         86.90%
11/30/97                             5.30%           6.05%                         87.60%
12/31/97                             5.15%           5.92%                         86.90%
Source: Municipal Market
Data

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

MUNICIPAL MARKET CONDITIONS

The long-term insured revenue index began 1997 yielding 5.60 percent. Municipal yields rose in the first quarter but subsequently declined in a sustained rally. The Fed tightened monetary policy in March in a preemptive move against a possible increase in inflation. Index yields moved as high as 5.90 percent. However, inflation remained benign and the Asian financial crisis drove municipal yields as low as 5.15 percent by year end.

As usually happens when interest rates change rapidly, the municipal rally lagged the rally in Treasuries. The ratio of municipal yields to Treasury yields improved from an historically rich 83 percent of Treasuries in March to a more attractive 87 percent in December.
A rising ratio means that municipals
have underperformed Treasuries and have
become relatively more attractive.

Total municipal volume increased 20
percent in 1997. New-issue supply
reached $220 billion, with half the
underwritings enhanced by bond
insurance. Much of this growth came
from refunding issues sold in the
second half of the year. Overall,
refundings represented one-quarter of
total new issues.

PERFORMANCE

Dean Witter California Tax-Free Income
Fund's Class B shares registered a
total return of 7.51 percent for the
year ended December 31, 1997. In
comparison, the Lehman Brothers
Municipal Bond Index posted a total
return of 9.19 percent and Lipper
Analytical Services Inc. California
Municipal Debt Funds Index produced a
total return of 8.85 percent. The net
asset value of the Fund's Class B
shares increased from $12.57 to $12.92
per share. Tax-free dividends of $0.57
per share were paid during the fiscal
year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Growth of $10,000 -- Class
            B
    ($ in Thousands)
  Average Annual Total
         Returns
         1 Year             5 Years     10 Years
7.51%(1)                     5.87%(1)    7.36%(1)
2.51%(2)                     5.55%(2)    7.36%(2)
                                 Fund   Lehman(4)  Lipper(5)
December 31, 1987             $10,000     $10,000    $10,000
December 31, 1988             $11,123     $11,016    $11,093
December 31, 1989             $12,184     $12,205    $12,176
December 31, 1990             $12,877     $13,094    $12,971
December 31, 1991             $14,168     $14,684    $14,422
December 31, 1992             $15,299     $15,979    $15,648
December 31, 1993             $16,978     $17,941    $17,632
December 31, 1994             $15,964     $17,014    $16,359
December 31, 1995             $18,352     $19,984    $19,369
December 31, 1996             $18,927     $20,870    $20,078
December 31, 1997          $20,347(3)     $22,788    $21,855

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-5%, 5 years-2%, 10 years-0%). See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value assuming a complete redemption on December 31, 1997.
(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or more and a minimum credit rating of Baa or BBB, as measured by Moody's Investors Service, Inc. or Standard & Poor's Corp. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lipper California Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper California Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            LARGEST SECTORS as of December 31, 1997
                       (% of Net Assets)
Refunded                                                               20%
Transportation                                                         18%
Water & Sewer                                                          14%
Electric                                                               10%
General Obligation                                                      6%
Tax Allocation                                                          6%
Hospital                                                                6%
IDR/PCR*                                                                5%
Mortgage                                                                5%
All Other                                                              10%
*Industrial Development/Pollution Control Revenue
Portfolio structure is subject to change.
CREDIT RATINGS as of December 31, 1997
(% of Total Long-Term Portfolio)
Aaa/AAA                                                                59%
Aa/AA                                                                  16%
A/A                                                                    14%
Baa/BBB                                                                10%
N/R*                                                                    1%
As measured by Moody's Investors Service, Inc. or Standard &
Poor's Corp.
*Not rated at time of purchase; deemed by Investment Manager to be
comparable to investment-grade securities.
Portfolio structure is subject to change.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Call Structure as of December 31,
              1997
(% of Total Long-Term Portfolio)
        Percent Callable
1998                                      3%
1999                                      6%                          WEIGHTED AVERAGE
2000                                      5%                CALL PROTECTION: 6.9 YEARS
2001                                      8%
2002                                     15%
2003                                     14%
2004                                      4%
2005                                     16%
2006                                      6%
2007                                      6%
2008+                                    17%
Years Bonds Callable

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

The accompanying chart illustrates the growth of a $10,000 investment in the Fund for the 10 years ended December 31, 1997, versus similar hypothetical investments in the issues that comprise the Lehman Brothers Municipal Bond Index and the funds that comprise the Lipper California Municipal Debt Funds Index.

On July 28, 1997, the Fund began offering four classes of shares: A, B, C and D, each with its own sales charge and distribution fee structure. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

PORTFOLIO STRUCTURE

In anticipation of tightening moves by the Federal Reserve Board, the Fund increased its cash position, sold market-sensitive issues and retained refunded bonds during the first half of 1997. These defensive actions reduced the Fund's volatility. By the end of the summer, the Fund began to draw down cash and extend maturity as market conditions improved.

At the end of 1997 the portfolio's average maturity was 17 years. The distribution of bond call dates (illustrated in the accompanying chart) produced an average call protection of 7 years. The Fund's net assets of $919 million were diversified among 12 long-term sectors and 69 credits. Credit quality remained a major focus with 75 percent of long-term holdings rated double or triple "A."

LOOKING AHEAD

The economic fundamentals are in place for another year of solid but less spectacular domestic growth in 1998. Events in the Far East have strengthened the U.S. dollar and led to lower interest rates. The Asian financial crisis seems likely to slow U.S. growth and moderate inflationary pressures in the economy.

We appreciate your ongoing support of Dean Witter California Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

PRINCIPAL
AMOUNT IN                                                                                   COUPON    MATURITY
THOUSANDS                                                                                    RATE       DATE       VALUE
----------------------------------------------------------------------------------------------------------------------------
           CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (97.1%)
           GENERAL OBLIGATION (5.7%)
           California,
$  5,000     Ser 1990.....................................................................    7.00%   08/01/07  $  6,007,350
   5,000     Ser 1990.....................................................................    7.00    08/01/08     6,075,100
   2,000     Ser AT.......................................................................    9.50    02/01/10     2,872,620
   2,400     Veterans Ser BH (AMT) (FSA)..................................................    5.40    12/01/16     2,419,416
  10,000     Various Purpose Dtd 04/01/93 (FSA)...........................................    5.50    04/01/19    10,233,000
  13,000     Ser 1996 (AMBAC).............................................................    5.25    06/01/21    13,009,750
   3,000     Veterans Ser BD, BE & BF (AMT) (AMBAC).......................................   6.375    02/01/27     3,065,160
           Santa Margarita/Dana Point Authority,
   4,500     Impr Dists #2, 2A, 3 & 4 1997 Ser A (AMBAC)..................................   5.125    08/01/18     4,468,680
   4,000     Impr Dists #3, 3A, 4 & 4A 1994 Ser B Refg (MBIA).............................    5.75    08/01/20     4,190,040
---------                                                                                                       ------------
  48,900                                                                                                          52,341,116
---------                                                                                                       ------------
           EDUCATIONAL FACILITIES REVENUE (3.6%)
   4,000   California Public Works Board, University of California 1997 Ser C (AMBAC).....   5.125    09/01/22     3,936,440
           California Educational Facilities Authority,
   3,000     Stanford University Ser I....................................................    6.75    01/01/13     3,131,400
   2,000     University of Southern California Ser 1997 A.................................    5.70    10/01/15     2,153,340
   5,975     University of Southern California 1997 Ser C.................................   5.125    10/01/28     5,888,064
           California Statewide Communities Development Authority,
   3,400     Gemological Institute of America COPs (Connie Lee)...........................    6.00    05/01/20     3,649,492
   4,100     Gemological Institute of America COPs (Connie Lee)...........................    6.00    05/01/25     4,400,858
  10,000   University of California, Multiple Purpose Refg Ser 1993 C (AMBAC).............   5.125    09/01/18     9,928,700
---------                                                                                                       ------------
  32,475                                                                                                          33,088,294
---------                                                                                                       ------------
           ELECTRIC REVENUE (9.5%)
  13,000   Los Angeles Department of Water & Power, Second Issue of 1993 (Secondary
             AMBAC).......................................................................    5.40    11/15/13    13,397,280
   5,000   Northern California Power Agency, Hydro #1 1993 Refg Ser A (MBIA)..............    5.50    07/01/16     5,148,450
           Sacramento Municipal Utility District,
   5,700     Refg 1994 Ser H (MBIA).......................................................    5.75    01/01/11     6,145,797
  26,000     Refg 1992 Ser A (FGIC).......................................................    6.30    08/15/18    28,362,620
           Southern California Public Power Authority,
   7,000     Mead-Adelanto 1994 Ser A.....................................................    5.15    07/01/15     7,162,540
   5,000     Palo-Verde 1993 Ser A (AMBAC)................................................    5.00    07/01/15     4,966,600
   1,750     Transmission Refg Ser 1988 (FGIC)............................................    0.00    07/01/06     1,198,837
           Puerto Rico Electric Power Authority,
   9,000     Power Ser O..................................................................    5.00    07/01/12     8,972,460
   9,000     Power Ser X..................................................................   6.125    07/01/21     9,780,570
   2,000     Power Ser X..................................................................    5.50    07/01/25     2,024,500
---------                                                                                                       ------------
  83,450                                                                                                          87,159,654
---------                                                                                                       ------------
           HOSPITAL REVENUE (6.4%)
  11,830     Antelope Valley Healthcare District Refg Ser 1997 A (FSA)....................    5.20    01/01/20    11,722,939
           Bakersfield,
   1,750     Bakersfield Memorial Hospital Ser 1992 A.....................................   6.375    01/01/12     1,850,608
   2,000     Bakersfield Memorial Hospital Ser 1992 A.....................................    6.50    01/01/22     2,111,260
   3,500   California Health Facilities Financing Authority, Sutter/CHS Ser 1996 A
             (MBIA).......................................................................   5.875    08/15/16     3,780,665

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON    MATURITY
THOUSANDS                                                                                    RATE       DATE       VALUE
----------------------------------------------------------------------------------------------------------------------------
           Duarte,
$  3,000     City of Hope National Medical Center Ser 1993 COPs...........................    5.50%   04/01/01  $  3,103,290
   4,000     City of Hope National Medical Center Ser 1993 COPs...........................    6.25    04/01/23     4,211,120
   6,000   Eden Township Hospital District, Ser 1989......................................    7.40    11/01/19     6,343,080
           Madera County,
   7,500     Valley Children's Hospital Ser 1995 COPs (MBIA)..............................    6.50    03/15/15     8,902,875
   2,000     Valley Children's Hospital Ser 1995 COPs (MBIA)..............................   6.125    03/15/23     2,182,940
           Rancho Mirage Joint Powers Financing Authority,
   3,000     Eisenhower Medical Center Ser 1997 A COPs (MBIA).............................    5.25    07/01/12     3,091,470
   4,000     Eisenhower Medical Center Ser 1997 A COPs (MBIA).............................    5.25    07/01/17     4,048,240
   7,000   University of California, UCLA Medical Center Refg Ser 1994 (MBIA).............    5.50    12/01/14     7,263,690
---------                                                                                                       ------------
  55,580                                                                                                          58,612,177
---------                                                                                                       ------------
           INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (4.6%)
           California Pollution Control Financing Authority,
   5,000     Atlantic Richfield Co Ser 1996 A.............................................    5.00    04/01/08     5,182,350
   3,000     San Diego Gas and Electric Co 1996 Ser A.....................................    5.90    06/01/14     3,314,040
   5,000     Southern California Edison Co 1988 Ser A (AMT)...............................    6.90    09/01/06     5,303,300
  10,000     Southern California Edison Co 1987 Ser D.....................................    6.85    12/01/08    10,586,700
  10,000     Southern California Edison Co 1992 Ser B (AMT)...............................    6.40    12/01/24    10,744,100
   5,000     Waste Management Inc 1991 Ser A (AMT)........................................    7.15    02/01/11     5,436,700
   1,400   Intermodal Container Transfer Facility Joint Powers Authority, Southern Pacific
             Transportation Co 1989 Ser A.................................................    7.70    11/01/14     1,491,966
---------                                                                                                       ------------
  39,400                                                                                                          42,059,156
---------                                                                                                       ------------
           MORTGAGE REVENUE - SINGLE FAMILY (5.0%)
           California Housing Finance Agency,
   9,000     Home 1995 Ser J (AMBAC)......................................................    6.00    08/01/17     9,488,880
   4,715     Home 1989 Ser A..............................................................    7.75    08/01/17     4,935,049
   7,000     Purchase 1995 Ser B-2 (AMT)..................................................    6.30    08/01/24     7,401,310
   6,645     Home 1995 Ser M (AMT) (MBIA).................................................    6.15    08/01/27     6,965,023
   8,300     Home 1995 Ser K (AMT) (AMBAC)................................................    6.25    08/01/27     8,745,793
   4,010     Home 1991 Ser G (AMT)........................................................    7.05    08/01/27     4,244,505
   2,320   California Rural Home Financing Authority 1997 Ser D-CL 5 (AMT)................    5.50    05/01/29     2,562,602
           Puerto Rico Housing Finance Corporation,
     930     Portfolio One GNMA-Backed Ser B..............................................    7.65    10/15/22       991,706
     665     Portfolio One GNMA-Backed Ser C..............................................    6.85    10/15/23       704,587
---------                                                                                                       ------------
  43,585                                                                                                          46,039,455
---------                                                                                                       ------------
           PUBLIC FACILITIES REVENUE (4.0%)
   4,000   Anaheim Public Financing Authority, Sub 1997 Ser C (FSA).......................    6.00    09/01/16     4,523,320
  10,000   Beverly Hills Public Financing Authority, 1993 Refg Ser A (MBIA)...............    5.65    06/01/15    10,316,500
           Los Angeles County,
   9,500     Public Properties Refg of 1987 COPs..........................................    0.00    04/01/04     6,454,870
  10,000   San Jose Financing Authority, Convention Center Refg 1993 Ser C................   6.375    09/01/13    10,677,100
   5,000   Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1997 A
             (AMBAC)......................................................................    5.00    07/01/28     4,892,800
---------                                                                                                       ------------
  38,500                                                                                                          36,864,590
---------                                                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON    MATURITY
THOUSANDS                                                                                    RATE       DATE       VALUE
----------------------------------------------------------------------------------------------------------------------------
           TAX ALLOCATION (6.0%)
$  5,000   Fountain Valley Agency for Community Development, 1985 Industrial Area.........    9.10%   01/01/15  $  5,127,400
           Garden Grove Community Development Agency,
   5,000     Refg Issue of 1993...........................................................    5.70    10/01/13     5,118,900
   6,000     Refg Issue of 1993...........................................................   5.875    10/01/23     6,162,660
  25,500   Long Beach Financing Authority, Ser 1992 (AMBAC)**.............................    6.00    11/01/17    28,897,875
   9,385   Pleasanton Joint Powers Financing Authority, Reassessment 1993 Ser A...........    6.15    09/02/12    10,038,759
---------                                                                                                       ------------
  50,885                                                                                                          55,345,594
---------                                                                                                       ------------
           TRANSPORTATION FACILITIES REVENUE (18.0%)
  15,000   Foothills/Eastern Transportation Corridor Agency, Toll Road Sr Lien Ser 1995
             A............................................................................    6.00    01/01/34    15,700,200
           Long Beach,
   5,000     Harbor Refg Ser 1998 A (AMT) (FGIC) (WI).....................................    6.00    05/15/17     5,515,350
   9,000     Harbor Refg Ser 1998 A (AMT) (FGIC) (WI).....................................    6.00    05/15/18     9,943,470
   3,000     Harbor Refg Ser 1998 A (AMT) (FGIC) (WI).....................................    6.00    05/15/19     3,319,080
  20,000     Harbor Ser 1995 (AMT) (MBIA).................................................    5.25    05/15/25    19,883,600
  10,000   Los Angeles, Department of Airports Refg 1985 Ser A (FGIC).....................    5.50    05/15/09    10,658,000
  20,000   Los Angeles County Transportation Commission, Sales Tax Ser 1991 B.............    6.50    07/01/13    21,482,600
   5,000   Orange County, Airport Refg Ser 1997 (MBIA) (AMT)..............................    5.50    07/01/11     5,283,900
  20,000   San Diego County Regional Transportation Commission, Sales Tax
             1994 Ser A (FGIC)............................................................    4.75    04/01/08    20,613,000
   5,000   San Francisco Airports Commission, San Francisco Int'l Airport Second Ser
             Refg Issue 4 (MBIA)..........................................................    6.00    05/01/20     5,371,350
           San Francisco Bay Area Rapid Transit District,
   5,000     Sales Tax Ser 1990 (AMBAC)...................................................    6.75    07/01/09     5,392,200
   5,000     Sales Tax Ser 1995 (FGIC)....................................................    5.50    07/01/15     5,201,250
   4,000     Sales Tax Ser 1995 (FGIC)....................................................    5.50    07/01/20     4,100,920
           San Joaquin Hills Transportation Corridor Agency,
   6,000     Toll Road Refg Ser 1997 A (MBIA).............................................    0.00    01/15/15     2,510,220
  13,450     Toll Road Refg Ser 1997 A (MBIA).............................................    5.25    01/15/30    13,449,731
  10,000     Toll Road Senior Lien........................................................    5.00    01/01/33     9,479,100
   8,000   Puerto Rico Highway & Transportation Authority, Refg Ser X.....................    5.25    07/01/21     7,946,640
---------                                                                                                       ------------
 163,450                                                                                                         165,850,611
---------                                                                                                       ------------
           WATER & SEWER REVENUE (13.6%)
   6,870   California Department of Water Resources, Central Valley Ser J-2...............   6.125    12/01/13     7,269,971
   8,000   Castaic Lake Water Agency, Refg Ser 1994 A COPs (MBIA).........................    6.00    08/01/18     8,657,840
   6,000   Central Coast Water Authority, Refg Ser 1996 A (AMBAC).........................    5.00    10/01/16     5,959,860
  10,000   Contra Costa Water District, Ser G (MBIA)......................................    5.50    10/01/19    10,271,500
  11,000   East Bay Municipal Utility District, Water Refg Ser 1992.......................    6.00    06/01/20    11,643,390
   4,000   Eastern Municipal Water District, Water & Sewer Ser 1991 COPs..................    6.00    07/01/23     4,184,440
   5,745   Los Angeles, Wastewater Ser 1990...............................................    7.10    06/01/18     6,079,072
  15,000   Los Angeles County Sanitation Districts Financing Authority, 1993 Ser A........   5.375    10/01/13    15,250,500
  15,000   Metropolitan Water District of Southern California, Waterworks 1997 Ser A......    5.00    07/01/26    14,643,750
  10,000   San Diego, Sewer 1993 Ser A....................................................    5.25    05/15/20     9,895,500
           San Diego County Water Authority,
   1,500     Refg Ser 1997 A (WI).........................................................    4.75    05/01/18     1,423,020
   3,650     Refg Ser 1997 A (WI).........................................................    4.75    05/01/20     3,451,294
  10,000   San Diego Public Facilities Financing Authority, Sewer Ser 1995 (FGIC).........    5.00    05/15/25     9,780,500

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON    MATURITY
THOUSANDS                                                                                    RATE       DATE       VALUE
----------------------------------------------------------------------------------------------------------------------------
           San Francisco Public Utilities Commission,
$  5,750     Water 1992 Refg Ser A........................................................    6.00%   11/01/15  $  6,094,885
  10,870     Water 1996 Ser A.............................................................    5.00    11/01/21    10,661,513
---------                                                                                                       ------------
 123,385                                                                                                         125,267,035
---------                                                                                                       ------------
           OTHER REVENUE (0.6%)
   5,000   Orange County Community Facilities District #86-2, Rancho Santa Margarita
             Ser A of 1990................................................................    7.65    08/15/17     5,261,400
---------                                                                                                       ------------
           REFUNDED (20.1%)
   7,600   Berkeley, Alta Bates Medical Center Refg Ser A.................................    6.50    12/01/02+    8,504,324
           California Educational Facilities Authority,
   1,750     Loyola Marymount University Ser 1992 B.......................................    6.55    10/01/02+    1,956,833
   2,300     Loyola Marymount University Ser 1992 B.......................................    6.60    10/01/02+    2,576,736
   5,000   California Health Facilities Financing Authority, St Joseph's Health Ser 1991
             A............................................................................    6.75    07/01/01+    5,519,900
   8,000   California Public Works Board, California State University 1992 Ser A..........    6.70    10/01/02+    9,022,640
   1,875   Campell Redevelopment Agency, 1991 COPs........................................    6.75    10/01/01+    2,028,975
  10,000   Central Coast Water Authority, California, Ser 1992 (AMBAC)....................    6.50    10/01/02+   11,192,800
  20,000   Desert Hospital District, Desert Hospital Corp Ser 1992 COPs (FSA).............   6.392    07/23/02+   22,151,800
           Los Angeles,
   6,000     Harbor Department Issue of 1985..............................................    8.70    09/01/99+    6,460,860
  10,000     Wastewater Ser 1990-B........................................................    7.15    06/01/00+   10,921,200
           Los Angeles Convention & Exhibition Center Authority,
  14,000     Ser 1985 COPs................................................................    9.00    12/01/05+   18,431,140
  10,000     Ser 1985 COPs................................................................    9.00    12/01/05+   13,165,100
   5,400   Los Angeles County, 1991 Master Refg COPs......................................   6.708    05/01/01+    5,748,030
  10,000   Los Angeles County Transportation Commission, Sales Tax Ser 1987 A.............    6.75    07/01/02+   11,249,900
   5,000   Los Angeles Department of Water & Power, Water Works Issue of 1991.............    7.00    04/01/01++    5,517,750
  10,000   Northern California Transmission Agency, California-Oregon 1990 Ser A (MBIA)...    7.00    05/01/00+   10,819,700
   8,000   San Diego County Water Authority, Ser 1991-B COPs (MBIA).......................    6.30    04/27/06+    9,130,320
   5,250   Southern California Public Power Authority, Transmission Refg Ser 1988 A
             (FGIC) (ETM).................................................................    0.00    07/01/06     3,584,595
  11,000   University of California, Multiple Purpose Refg Ser A..........................   6.875    09/01/02+   12,434,180
  13,000   Puerto Rico Highway Authority, Ser Q...........................................    7.75    07/01/00+   14,407,380
---------                                                                                                       ------------
 164,175                                                                                                         184,824,163
---------                                                                                                       ------------

 848,785   TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS
           (IDENTIFIED COST $820,061,051).....................................................................   892,713,245
---------                                                                                                       ------------

           CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL OBLIGATIONS (3.9%)
   4,000   California Department of Water Resources, Central Valley Ser F.................    6.00    06/01/98+    4,028,960
  12,500   California Pollution Control Financing Authority, Pacific Gas & Electric Co
             Ser 1996 F (Demand 01/02/98).................................................   4.75*    11/01/26    12,500,000
  10,000   Long Beach, Harbor Ser 1989 A (AMT)............................................    7.25    05/15/98+   10,306,900
   8,000   Newport Beach, Hoag Memorial Hospital Presbytarian Ser 1996 C (Demand
             01/02/98)....................................................................   5.00*    10/01/26     8,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON    MATURITY
THOUSANDS                                                                                    RATE       DATE       VALUE
----------------------------------------------------------------------------------------------------------------------------
$  1,200   Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1988 A.........    7.90%   07/01/98+ $  1,249,656
---------                                                                                                       ------------

  35,700   TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL OBLIGATIONS
           (IDENTIFIED COST $35,042,461)......................................................................    36,085,516
---------                                                                                                       ------------

$884,485   TOTAL INVESTMENTS
           (IDENTIFIED COST $855,103,512) (a)...........................................................   101.0 %   928,798,761
---------
---------

           LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS...............................................    (1.0)     (9,494,712)
                                                                                                           ------  -------------

           NET ASSETS...................................................................................   100.0 % $ 919,304,049
                                                                                                           ------  -------------
                                                                                                           ------  -------------

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    WI      Security purchased on a when issued basis.
    +       Prerefunded to call date shown.
    ++      Refunded on call date shown by forward delivery contract or crossover refunded.
    *       Current coupon of variable rate demand obligation.
    **      All of this security is segregated in connection with the purchase of when issued securities.
   (a)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is
            $73,711,759 and the aggregate gross unrealized depreciation is
            $16,510, resulting in net unrealized appreciation of $73,695,249.
BOND INSURANCE:
  AMBAC     AMBAC Indemnity Corporation.
Connie Lee  Connie Lee Insurance Company.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS:
Investments in securities, at value
  (identified cost $855,103,512)..............................................................  $928,798,761
Cash..........................................................................................     2,479,316
Receivable for:
    Interest..................................................................................    13,129,109
    Shares of beneficial interest sold........................................................     1,459,742
    Investments sold..........................................................................        30,574
Prepaid expenses and other assets.............................................................        18,229
                                                                                                ------------
     TOTAL ASSETS.............................................................................   945,915,731
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................    23,476,440
    Dividends and distributions to shareholders...............................................     1,876,735
    Plan of distribution fee..................................................................       621,021
    Investment management fee.................................................................       442,338
    Shares of beneficial interest repurchased.................................................        91,640
Accrued expenses and other payables...........................................................       103,508
                                                                                                ------------
     TOTAL LIABILITIES........................................................................    26,611,682
                                                                                                ------------
     NET ASSETS...............................................................................  $919,304,049
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $844,996,565
Net unrealized appreciation...................................................................    73,695,249
Accumulated undistributed net realized gain...................................................       612,235
                                                                                                ------------
     NET ASSETS...............................................................................  $919,304,049
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................  $  1,174,632
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        91,130
     NET ASSET VALUE PER SHARE................................................................        $12.89
                                                                                                ------------
                                                                                                ------------

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)........................................        $13.46
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $914,474,266
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    70,784,914
     NET ASSET VALUE PER SHARE................................................................        $12.92
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................  $  3,610,350
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       279,357
     NET ASSET VALUE PER SHARE................................................................        $12.92
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................  $     44,801
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................         3,468
     NET ASSET VALUE PER SHARE................................................................        $12.92
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997*

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $54,301,544
                                                                                                 -----------

EXPENSES
Plan of distribution fee (Class A shares)......................................................          116
Plan of distribution fee (Class B shares)......................................................    6,971,901
Plan of distribution fee (Class C shares)......................................................        6,739
Investment management fee......................................................................    4,966,928
Transfer agent fees and expenses...............................................................      244,009
Shareholder reports and notices................................................................       59,211
Professional fees..............................................................................       58,870
Custodian fees.................................................................................       34,186
Trustees' fees and expenses....................................................................       11,597
Registration fees..............................................................................       10,501
Other..........................................................................................       27,792
                                                                                                 -----------

     TOTAL EXPENSES............................................................................   12,391,850
Less: expense offset...........................................................................      (34,067)
                                                                                                 -----------

     NET EXPENSES..............................................................................   12,357,783
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................   41,943,761
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain..............................................................................      917,033
Net change in unrealized appreciation..........................................................   23,634,172
                                                                                                 -----------

     NET GAIN..................................................................................   24,551,205
                                                                                                 -----------

NET INCREASE...................................................................................  $66,494,966
                                                                                                 -----------
                                                                                                 -----------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                      FOR THE YEAR
                                                          ENDED            FOR THE YEAR
                                                      DECEMBER 31,            ENDED
                                                          1997*         DECEMBER 31, 1996
------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.............................    $ 41,943,761        $     46,594,742
Net realized gain.................................         917,033               3,510,899
Net change in unrealized appreciation.............      23,634,172             (20,341,641)
                                                    -----------------   ------------------

     NET INCREASE.................................      66,494,966              29,764,000
                                                    -----------------   ------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares................................          (2,074)             --
    Class B shares................................     (41,903,238)            (46,863,352)
    Class C shares................................         (38,101)             --
    Class D shares................................            (348)             --
Net realized gain
    Class B shares................................        --                   (11,233,171)
                                                    -----------------   ------------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS............     (41,943,761)            (58,096,523)
                                                    -----------------   ------------------
Net decrease from transactions in shares of
  beneficial interest.............................     (80,949,361)            (50,846,165)
                                                    -----------------   ------------------

     NET DECREASE.................................     (56,398,156)            (79,178,688)

NET ASSETS:
Beginning of period...............................     975,702,205           1,054,880,893
                                                    -----------------   ------------------

     END OF PERIOD................................    $919,304,049        $    975,702,205
                                                    -----------------   ------------------
                                                    -----------------   ------------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter California Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million; 0.525% to the portion of daily net assets exceeding $500 million but not exceeding $750 million;

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

0.50% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.45% to the portion of daily net assets in excess of $1.25 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of December 31, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended December 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $1,086,395 and $237, respectively and received $6,670 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1997 aggregated $128,771,782 and $151,653,655, respectively.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $11,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1997

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

included in Trustees' fees and expenses in the Statement of Operations amounted to $2,529. At December 31, 1997, the Fund had an accrued pension liability of $48,259 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                 FOR THE YEAR                   FOR THE YEAR
                                                                    ENDED                          ENDED
                                                              DECEMBER 31, 1997              DECEMBER 31, 1996
                                                         ----------------------------   ----------------------------
                                                            SHARES         AMOUNT          SHARES         AMOUNT
                                                         ------------   -------------   ------------   -------------
CLASS A SHARES*
Sold...................................................        91,032   $   1,171,264        --             --
Reinvestment of dividends..............................            98           1,257        --             --
                                                         ------------   -------------   ------------   -------------
Net increase - Class A.................................        91,130       1,172,521        --             --
                                                         ------------   -------------   ------------   -------------
CLASS B SHARES
Sold...................................................     5,189,823      65,387,817      6,335,468   $  79,395,308
Reinvestment of dividends and distributions............     1,737,487      21,926,214      2,574,842      32,170,169
Redeemed...............................................   (13,733,885)   (173,042,410)   (12,976,452)   (162,411,642)
                                                         ------------   -------------   ------------   -------------
Net decrease - Class B.................................    (6,806,575)    (85,728,379)    (4,066,142)    (50,846,165)
                                                         ------------   -------------   ------------   -------------
CLASS C SHARES*
Sold...................................................       279,066       3,558,314        --             --
Reinvestment of dividends..............................         2,255          28,911        --             --
Redeemed...............................................        (1,964)        (25,237)       --             --
                                                         ------------   -------------   ------------   -------------
Net increase - Class C.................................       279,357       3,561,988        --             --
                                                         ------------   -------------   ------------   -------------
CLASS D SHARES*
Sold...................................................         3,442          44,176        --             --
Reinvestment of dividends..............................            26             333        --             --
                                                         ------------   -------------   ------------   -------------
Net increase - Class D.................................         3,468          44,509        --             --
                                                         ------------   -------------   ------------   -------------
Net decrease in Fund...................................    (6,432,620)  $ (80,949,361)    (4,066,142)  $ (50,846,165)
                                                         ------------   -------------   ------------   -------------
                                                         ------------   -------------   ------------   -------------

---------------------

 *   For the period July 28, 1997 (issue date) through December 31, 1997.

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                          FOR THE YEAR ENDED DECEMBER 31
                ------------------------------------------------------------------------------------------------------------------
                  1997*       1996         1995        1994       1993       1992        1991       1990       1989        1988
----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE
OPERATING
PERFORMANCE:

Net asset
 value,
 beginning of
 period........ $   12.57   $  12.92     $  11.87   $   13.31   $  12.70   $  12.46   $   11.99   $  12.05   $  11.68   $   11.19
                ----------  ---------    ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Net investment
 income........      0.57       0.58         0.61        0.64       0.67       0.69        0.71       0.72       0.71        0.72

Net realized
 and unrealized
 gain (loss)...      0.35      (0.21)        1.13       (1.42)      0.70       0.26        0.48      (0.06)      0.37        0.50
                ----------  ---------    ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Total from
 investment
 operations....      0.92       0.37         1.74       (0.78)      1.37       0.95        1.19       0.66       1.08        1.22
                ----------  ---------    ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Less dividends
 and
 distributions
 from:
   Net
   investment
   income......     (0.57)     (0.58)       (0.61)      (0.64)     (0.67)     (0.69)      (0.71)     (0.72)     (0.71)      (0.72)
   Net realized
   gain........    --          (0.14)       (0.08)      (0.02)     (0.09)     (0.02)      (0.01)     --         --          (0.01)
                ----------  ---------    ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Total dividends
 and
 distributions...     (0.57)    (0.72)      (0.69)      (0.66)     (0.76)     (0.71)      (0.72)     (0.72)     (0.71)      (0.73)
                ----------  ---------    ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Net asset
 value, end of
 period........ $   12.92   $  12.57     $  12.92   $   11.87   $  13.31   $  12.70   $   12.46   $  11.99   $  12.05   $   11.68
                ----------  ---------    ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------
                ----------  ---------    ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

TOTAL
INVESTMENT
RETURN+........      7.51%      3.13%       14.96%      (5.97)%    10.97%      7.83%      10.18%      5.69%      9.54%      11.23%

RATIOS TO
AVERAGE NET
ASSETS:
Expenses.......      1.33%      1.32%(1)     1.33%       1.32%      1.27%      1.32%       1.28%      1.30%      1.32%       1.34%

Net investment
 income........      4.51%      4.66%        4.90%       5.10%      5.03%      5.45%       5.78%      5.98%      6.00%       6.31%

SUPPLEMENTAL DATA:
Net assets, end
 of period, in
 millions......       $914       $976       $1,055      $1,008     $1,190       $987        $834       $677       $567        $430

Portfolio
 turnover
 rate..........        15%        11%          23%         12%        10%         6%          3%        16%        13%         13%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          DECEMBER 31,
                                                                              1997
----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 12.80
                                                                             ------
Net investment income.................................................         0.27
Net realized and unrealized gain......................................         0.09
                                                                             ------
Total from investment operations......................................         0.36
                                                                             ------
Less dividends from net investment income.............................        (0.27)
                                                                             ------
Net asset value, end of period........................................      $ 12.89
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................         2.82%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.78%(2)
Net investment income.................................................         4.47%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $ 1,175
Portfolio turnover rate...............................................           15%

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 12.80
                                                                             ------
Net investment income.................................................         0.23
Net realized and unrealized gain......................................         0.12
                                                                             ------
Total from investment operations......................................         0.35
                                                                             ------
Less dividends from net investment income.............................        (0.23)
                                                                             ------
Net asset value, end of period........................................      $ 12.92
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................         2.80%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.31%(2)
Net investment income.................................................         4.24%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $ 3,610
Portfolio turnover rate...............................................           15%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                               FOR THE PERIOD
                                                               JULY 28, 1997*
                                                                   THROUGH
                                                              DECEMBER 31, 1997
-------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period........................       $ 12.80
                                                                  --------

Net investment income.......................................          0.28

Net realized and unrealized gain............................          0.12
                                                                  --------

Total from investment operations............................          0.40
                                                                  --------

Less dividends from net investment income...................         (0.28)
                                                                  --------

Net asset value, end of period..............................       $ 12.92
                                                                  --------
                                                                  --------

TOTAL INVESTMENT RETURN+....................................          3.18%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          0.60%(2)

Net investment income.......................................          5.34%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................           $45

Portfolio turnover rate.....................................            15%

---------------------

 *   The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter California Tax-Free Income Fund (the "Fund") at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 10, 1998

                      1997 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended December 31, 1997, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
James F. Willison
Vice President
Joseph Arcieri
Vice President
Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048





This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.




DEAN WITTER
CALIFORNIA
TAX-FREE
INCOME FUND





[LOGO]





Annual Report
December 31, 1997